Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating activities
Net loss for the year	$ (93,132,015)	$ (25,341,623)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation (note 11,13, 14)	1,019,013	1,356,071
Settlement of DSUs (note 14)	81,116	(36,495)
Depreciation expense (note 5)	538,258	393,297
Change in fair value of derivative liabilities (note 11)	42,593,254	(838,378)
Change in fair value of silver loan (note 10)	49,386,219	2,820,533
Current tax expense (note 16)		1,050,000
Deferred tax (recovery) expense (note 16)		(2,588,590)
Interest expense on lease liability (note 8)	29,242	50,560
Financing costs (note 10, 11)	(409,480)	155,024
Units issued for services (note 11)	1,153,347
Loss on warrant issuance (note 11)	6,469,023
Loss on sale of equipment (note 6)	40,000	924,820
Gain on debt settlement (note 10)	(29,786,339)
Loss on debt settlement (note 11)	3,449,557	394,456
Bad debt expense (note 4)	248,755
Loss on modification of debt (note 10)	2,155,718
Gain on modification of debt (note 10)	(468,878)	(1,308,062)
(Gain) loss on revaluation of stream debenture (note 10)	(4,149,606)	230,000
Accretion of liabilities	4,964,883	6,010,303
Loss (gain) on fair value of convertible debt derivatives	(1,002,763)	890,258
Changes in operating assets and liabilities:
Accounts receivable and prepaid deposits	(2,535,136)	(96,798)
Accounts payable	(160,120)	2,456,577
Accrued liabilities	(307,419)	1,043,405
Current income tax payable	(100,000)
Interest payable	2,261,121	2,018,037
Net cash used in operating activities	(17,662,250)	(10,416,605)
Investing activities
Expenditures on process plant	(36,423,940)	(35,433,926)
Expenditures on mine development	(4,597,547)	(3,913,472)
Purchase of land	(30,000)	(309,861)
Purchase of machinery and equipment	(85,780)	(983,719)
Net cash used in investing activities	(41,137,267)	(40,640,978)
Financing activities
Proceeds from issuance of units, net (note 11)	61,803,983
Proceeds from warrant exercises (note 11)	386,368
Proceeds from compensation options (note 11)	79,518
Proceeds from silver loan (note 10)		26,278,261
Proceeds from Teck promissory note (note 10)	4,400,000
Repayment of Teck promissory note (note 10)	(4,487,160)
Proceeds from Loan (note 10)	3,500,000
Repayment of Loan (note 10)	(3,500,000)
Proceeds from debt facility (note 10)	11,000,000	10,000,000
Repayment of U.S. Environmental Protection Agency cost recovery payable (note 9)		(3,000,000)
Lease payments (note 8)	(227,564)	(537,997)
Net cash provided by financing activities	72,955,145	32,740,264
Net change in cash and restricted cash	14,155,628	(18,317,319)
Cash and restricted cash, beginning of year	8,261,277	26,578,596
Cash and restricted cash, end of year	22,416,905	8,261,277
Supplemental disclosures
Cash interest paid
Non-cash activities:
Interest payable settled with common shares	2,515,243	2,030,526
Deferred shared units settled with common shares	81,116	83,802
Debt settled with common shares	5,118,323
Loan facility settled with common shares	6,044,210
Stream settled with common shares	20,472,126
Reconciliation from Cash Flow Statement to Balance Sheet:
Cash and restricted cash, end of year	22,416,905	8,261,277
Less restricted cash	2,975,000	4,475,000
Cash	$ 19,441,905	$ 3,786,277